Organization and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income (loss) used for basic earnings per share	$ (842)			$ 5,064						$ (2,646)	$ 11,065	$ 9,711	$ (15,180)	$ (15,203)
Less change in fair value of warrant liability	0			5,362						0	2,317	1,737	0	1,862
Net (loss) income used for diluted earnings per share	$ (842)			$ (298)						$ (2,646)	$ 8,748	$ 7,974	$ (15,180)	$ (17,065)
Denominator:
Basic weighted-average outstanding common shares	88,998			82,527						88,964	80,403	82,099	66,509	59,324
Effect of dilutive potential common shares resulting from options	0			0						0	1,226	493	0	906
Effect of dilutive potential common shares resulting from warrants	0			32						0	4,642	67	0	162
Weighted-average shares outstanding—diluted	88,998			82,559						88,964	86,271	82,659	66,509	60,392
Net income (loss) per common share:
Basic (in dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ 0.06	$ 0.08	$ 0.00	$ (0.12)	$ (0.03)	$ (0.09)	$ (0.03)	$ 0.14	$ 0.12	$ (0.23)	$ (0.26)
Diluted (in dollars per share)	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ 0.07	$ 0.00	$ (0.12)	$ (0.06)	$ (0.09)	$ (0.03)	$ 0.10	$ 0.10	$ (0.23)	$ (0.28)